PREPAID LICENSING AND ROYALTY FEES	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID LICENSING AND ROYALTY FEES

NOTE 3. PREPAID LICENSING AND ROYALTY FEES

The following table summarizes changes to our Company’s prepaid licensing and royalty fees:

(in US$ thousands)	2025	2024	2023
Balance at beginning of year	$147	$24	$177
Addition	50	321	36
Amortization and usage	(172)	(198)	(189)
Balance at end of year	$25	$147	$24